Capital structure - Preference Shares (Details) - $ / shares		12 Months Ended
	Jun. 22, 2009	Dec. 31, 2016	Dec. 15, 2016
Class of Stock [Line Items]
Preference shares, issued (in shares)	200,000
Preferred stock, dividend rate	8.00%	8.00%
Preference shares, par value (in dollars per share)	$ 1,000
Preference shares, liquidation preference (in dollars per share)	$ 1,000
Exercise price of warrants (in dollars per share)		$ 34.72
Preferred stock, make-whole redemption payment per share (in dollars per share)			$ 1,180.00
Common shares
Class of Stock [Line Items]
Number of securities called by warrants or rights (in shares)	427,960	432,028
Exercise price of warrants (in dollars per share)	$ 70.10	$ 34.72